EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.20%
17,776	CF Industries Holdings Inc	$ 1,710,940
97,947	Cleveland-Cliffs Inc(a)(b)	1,319,346
77,839	Element Solutions Inc	1,266,440
100,025	Freeport-McMoRan Inc	2,733,683
217,202	Huntsman Corp	5,330,137
25,307	International Flavors & Fragrances Inc	2,298,635
18,629	Linde PLC	5,022,192
127,096	Mosaic Co	6,142,550
4,119	NewMarket Corp	1,239,119
69,923	Steel Dynamics Inc	4,961,037
		32,024,079
Communications — 4.70%
54,142	Cisco Systems Inc	2,165,680
97,727	Interpublic Group of Cos Inc	2,501,811
24,225	Liberty Broadband Corp Class C(a)	1,787,805
317,274	News Corp Class A	4,794,010
28,368	Palo Alto Networks Inc(a)	4,646,395
118,221	Pinterest Inc Class A(a)	2,754,549
20,794	Sirius XM Holdings Inc(b)	118,734
160,966	TripAdvisor Inc(a)	3,554,129
37,909	VeriSign Inc(a)	6,584,794
		28,907,907
Consumer, Cyclical — 11.30%
7,260	Advance Auto Parts Inc	1,135,028
12,336	Allison Transmission Holdings Inc	416,463
41,794	AMC Entertainment Holdings Inc Class A(a)(b)	291,304
50,469	AutoNation Inc(a)	5,141,277
2,079	AutoZone Inc(a)	4,453,073
79,697	Boyd Gaming Corp	3,797,562
2,878	Capri Holdings Ltd(a)	110,630
20,663	Carnival Corp(a)	145,261
27,563	Casey's General Stores Inc	5,582,059
63,684	Copa Holdings SA Class A(a)	4,267,465
68,559	Ford Motor Co	767,861
22,812	GameStop Corp Class A(a)(b)	573,266
129,682	General Motors Co	4,161,495
9,068	Gentex Corp	216,181
36,796	Hyatt Hotels Corp Class A(a)	2,979,004
16,241	Lithia Motors Inc	3,484,507
126,489	LKQ Corp(a)	5,963,956
30,545	Ollie's Bargain Outlet Holdings Inc(a)	1,576,122
44,575	PACCAR Inc	3,730,482
46,814	Penske Automotive Group Inc	4,607,902
57,501	Skechers USA Inc Class A(a)	1,823,932
88,228	Southwest Airlines Co(a)	2,720,952
17,741	Thor Industries Inc	1,241,515
41,251	Whirlpool Corp	5,561,047
77,620	Wyndham Hotels & Resorts Inc	4,761,987
		69,510,331
Shares		Fair Value
Consumer, Non-Cyclical — 12.54%
4,640	Albertsons Cos Inc Class A	$ 115,350
1,100	Avis Budget Group Inc(a)	163,306
29,589	Biogen Inc(a)	7,900,263
51,594	BioMarin Pharmaceutical Inc(a)	4,373,623
24,370	Boston Scientific Corp(a)	943,850
1,598	Bright Horizons Family Solutions Inc(a)	92,125
46,561	Bunge Ltd	3,844,542
61,183	Centene Corp(a)	4,760,649
2,973	Chemed Corp	1,297,893
4,313	Cigna Corp	1,196,728
109,528	Conagra Brands Inc	3,573,899
77,332	Corteva Inc	4,419,524
12,923	Dun & Bradstreet Holdings Inc	160,116
10,922	Elevance Health Inc(a)	4,961,209
7,652	Euronet Worldwide Inc(a)	579,715
92,041	Exelixis Inc(a)	1,443,203
14,986	Flowers Foods Inc	370,004
714	Gartner Inc(a)	197,557
577	Global Payments Inc	62,345
5,856	Horizon Therapeutics PLC(a)	362,428
27,163	Jazz Pharmaceuticals PLC(a)	3,620,556
1,938	Kimberly-Clark Corp	218,103
69,688	Kroger Co	3,048,850
1,473	MarketAxess Holdings Inc	327,728
16,451	Molina Healthcare Inc(a)	5,426,198
79,423	Mondelez International Inc Class A	4,354,763
50,593	Organon & Co	1,183,876
129,222	QIAGEN NV(a)	5,334,284
6,935	Royalty Pharma PLC Class A	278,648
52,955	Syneos Health Inc(a)	2,496,828
9,071	Teleflex Inc	1,827,444
42,069	Toast Inc Class A(a)	703,394
7,312	Ultragenyx Pharmaceutical Inc(a)	302,790
560	United Rentals Inc(a)	151,267
57,881	Universal Health Services Inc Class B	5,103,947
231,217	Viatris Inc	1,969,969
		77,166,974
Energy — 4.77%
57,233	Antero Resources Corp(a)	1,747,323
135,775	Baker Hughes Co(a)	2,845,844
8,581	Devon Energy Corp	515,975
2,689	Enphase Energy Inc(a)	746,117
49,211	First Solar Inc(a)	6,509,139
50,449	Halliburton Co	1,242,054
280,409	Kinder Morgan Inc	4,666,006
216,747	Marathon Oil Corp	4,894,147
11,332	Marathon Petroleum Corp	1,125,608
31,471	ONEOK Inc	1,612,574
1,262	Pioneer Natural Resources Co	273,261
1,930	Schlumberger NV	69,287
29,349	Valero Energy Corp	3,135,941
		29,383,276

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — 33.19%
33,465	American Financial Group Inc	$ 4,113,852
230,650	Annaly Capital Management Inc REIT	3,957,954
22,436	AvalonBay Communities Inc REIT	4,132,487
14,467	Bank of Hawaii Corp	1,101,228
188,361	Bank of New York Mellon Corp	7,255,666
16,707	Bank OZK	660,929
39,712	BOK Financial Corp	3,528,808
85,521	Brighthouse Financial Inc(a)	3,713,322
5,182	Brixmor Property Group Inc REIT	95,712
49,200	Camden Property Trust REIT	5,876,940
41,707	Capital One Financial Corp	3,844,134
30,139	CNA Financial Corp	1,112,129
140,862	CubeSmart REIT	5,642,932
12,365	Discover Financial Services	1,124,226
74,042	East West Bancorp Inc	4,971,180
126,879	EPR Properties REIT	4,549,881
144,168	Equitable Holdings Inc	3,798,827
26,973	Equity LifeStyle Properties Inc REIT	1,694,983
60,905	Evercore Inc Class A	5,009,436
38,176	Extra Space Storage Inc REIT	6,593,377
18,154	First Hawaiian Inc	447,133
115,113	First Industrial Realty Trust Inc REIT	5,158,214
330,401	FNB Corp	3,832,652
35,660	Globe Life Inc	3,555,302
370,481	Host Hotels & Resorts Inc REIT	5,883,238
18,779	JBG SMITH Properties REIT	348,914
161,390	Jefferies Financial Group Inc	4,761,005
52,358	Life Storage Inc REIT	5,799,172
112,373	Lincoln National Corp	4,934,298
40,431	Loews Corp	2,015,081
43,808	Mid-America Apartment Communities Inc REIT	6,793,307
116,033	National Storage Affiliates Trust REIT	4,824,652
564,123	New York Community Bancorp Inc(b)	4,811,969
34,664	Northern Trust Corp	2,965,852
206,847	PacWest Bancorp	4,674,742
411,090	Park Hotels & Resorts Inc REIT	4,628,873
61,230	Pinnacle Financial Partners Inc	4,965,753
65,916	Prosperity Bancshares Inc	4,395,279
8,259	Public Storage REIT	2,418,318
23,981	Reinsurance Group of America Inc	3,017,050
502,025	Rithm Capital Corp REIT	3,674,823
25,336	SBA Communications Corp REIT	7,211,893
5,452	Signature Bank	823,252
30,944	SoFi Technologies Inc(a)(b)	151,007
42,571	State Street Corp	2,588,742
100,625	Stifel Financial Corp	5,223,444
214,288	Synchrony Financial	6,040,779
145,741	UDR Inc REIT	6,078,857
67,788	Ventas Inc REIT	2,723,044
Shares		Fair Value
Financial — (continued)
48,450	Virtu Financial Inc Class A	$ 1,006,306
88,423	Voya Financial Inc	5,349,591
82,101	W R Berkley Corp	5,302,083
91,146	Webster Financial Corp	4,119,799
11,173	Wintrust Financial Corp	911,158
		204,213,585
Industrial — 15.86%
85,388	AECOM	5,837,978
68,378	AMETEK Inc	7,754,749
5,095	BWX Technologies Inc	256,635
12,115	Carrier Global Corp	430,809
53,979	Crane Holdings Co	4,725,322
163,867	CSX Corp	4,365,417
3,224	Eagle Materials Inc	345,548
73,631	Enovis Corp(a)	3,392,180
104,515	Esab Corp	3,486,620
8,742	Flowserve Corp	212,431
39,023	Garmin Ltd	3,133,937
6,823	Gates Industrial Corp PLC(a)	66,593
171,356	Hayward Holdings Inc(a)	1,519,928
90,779	Howmet Aerospace Inc	2,807,794
118,026	Knight-Swift Transportation Holdings Inc	5,775,012
23,723	Lennox International Inc	5,282,400
6,746	Littelfuse Inc	1,340,363
10,066	Martin Marietta Materials Inc	3,242,158
59,281	nVent Electric PLC	1,873,872
80,828	Otis Worldwide Corp	5,156,826
3,194	Packaging Corp of America	358,654
10,704	Parker-Hannifin Corp	2,593,686
133,716	Pentair PLC	5,432,881
18,490	Republic Services Inc	2,515,380
52,149	Ryder System Inc	3,936,728
2,747	Snap-on Inc	553,108
18,559	Teledyne Technologies Inc(a)	6,263,106
24,751	Tetra Tech Inc	3,181,246
82,848	Textron Inc	4,826,725
59,618	Vontier Corp	996,217
131,008	Westrock Co	4,046,837
23,448	Woodward Inc	1,881,937
		97,593,077
Technology — 3.69%
15,731	Bill.com Holdings Inc(a)	2,082,313
30,188	Ceridian HCM Holding Inc(a)	1,686,906
3,854	Dell Technologies Inc Class C	131,691
524,865	Hewlett Packard Enterprise Co	6,287,883
4,292	Intuit Inc	1,662,377
17,980	Manhattan Associates Inc(a)	2,391,879
198,273	NCR Corp(a)	3,769,170
2,961	ON Semiconductor Corp(a)	184,559
7,797	Paycom Software Inc(a)	2,572,932
7,543	ROBLOX Corp Class A(a)(b)	270,341
9,768	Snowflake Inc Class A(a)	1,660,169
		22,700,220

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 6.83%
109,943	Alliant Energy Corp	$ 5,825,880
133,661	Brookfield Renewable Corp Class A	4,368,042
106,397	CMS Energy Corp	6,196,561
23,136	Consolidated Edison Inc	1,984,143
42,725	DTE Energy Co	4,915,511
30,903	Edison International	1,748,492
55,984	Entergy Corp	5,633,670
45,861	Essential Utilities Inc	1,897,728
89,924	Exelon Corp	3,368,553
83,642	National Fuel Gas Co	5,148,165
24,443	NiSource Inc	615,719
4,967	Pinnacle West Capital Corp	320,421
		42,022,885
TOTAL COMMON STOCK — 98.08% (Cost $691,817,579)		$603,522,334
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.62%
$903,251	Undivided interest of 0.76% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $903,251 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	903,251
903,251	Undivided interest of 0.77% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $903,251 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $119,669,111.(c)	903,251
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$903,251	Undivided interest of 0.77% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $903,251 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	$ 903,251
903,251	Undivided interest of 0.95% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $903,251 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(c)	903,251
94,285	Undivided interest of 15.85% in a repurchase agreement (principal amount/value $596,382 with a maturity value of $596,528) with Bank of America Securities Inc, 2.94%, dated 9/30/22 to be repurchased at $94,285 on 10/3/22 collateralized by U.S. Treasury securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $608,310.(c)	94,285

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 95,529	Undivided interest of 45.73% in a repurchase agreement (principal amount/value $209,543 with a maturity value of $209,595) with Credit Agricole Securities (USA) Inc, 2.95%, dated 9/30/22 to be repurchased at $95,529 on 10/3/22 collateralized by U.S. Treasury securities, 0.25% - 1.50%, 2/15/25 - 4/30/28, with a value of $213,734.(c)	$ 95,529
TOTAL SHORT TERM INVESTMENTS — 0.62% (Cost $3,802,818)		$3,802,818
TOTAL INVESTMENTS — 98.70% (Cost $695,620,397)		$607,325,152
OTHER ASSETS & LIABILITIES, NET — 1.30%		$7,992,338
TOTAL NET ASSETS — 100.00%		$615,317,490
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022